Other Intangible Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Net amount	$ 6,101,048	$ 5,611,105
Acquired below-market leases
Below market lease intangibles	(10,738,683)	(8,703,727)
Accumulated amortization	1,800,649	840,372
Net amount	(8,938,034)	(7,863,355)
Amortization recorded
Net amortization of above and below-market lease intangibles	702,567	537,144	$ 229,880
Amortization expense	640,628	521,165	$ 289,762
Future amortization of acquired below-market leases
2015	(1,067,990)
2016	(1,050,477)
2017	(1,029,837)
2018	(1,023,885)
2019	(1,005,631)
Thereafter	(3,760,214)
Acquired in-place leases
Other Intangible Assets
Gross amount	6,190,877	5,550,920
Accumulated amortization	(1,180,347)	(545,226)
Net amount	5,010,530	5,005,694
Future amortization of lease intangibles
2015	644,469
2016	622,764
2017	599,840
2018	572,787
2019	557,927
Thereafter	2,012,743
Acquired above-market leases
Other Intangible Assets
Gross amount	1,635,869	893,053
Accumulated amortization	(545,351)	(287,642)
Net amount	1,090,518	$ 605,411
Future amortization of lease intangibles
2015	254,616
2016	191,974
2017	125,529
2018	76,169
2019	65,006
Thereafter	$ 377,224